Label		Element	Value
Market Vectors Preferred Securities ex Financials ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Market Vectors Preferred Securities ex Financials ETF
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

Market Vectors Preferred Securities ex Financials ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (the “Preferred Securities Index”).

Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Preferred Securities Index is comprised of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges, including securities that, in Wells Fargo & Company’s (the “Index Provider”) judgment, are functionally equivalent to preferred securities including, but not limited to, convertible securities, depositary preferred securities and perpetual subordinated debt, excluding securities with a “financial” industry sector classification (collectively, “Preferred Securities”).

Preferred Securities generally pay fixed or variable rate distributions to preferred shareholders and such shareholders have preference over common shareholders in the payment of distributions and in the event of a liquidation of the issuer’s assets, but are junior to most other forms of debt, including senior and subordinated debt. Functionally equivalent securities to Preferred Securities are securities that are issued and trade in a similar manner to traditional perpetual preferred securities. Such securities generally have a lower par amount, may allow the issuer to defer interest or dividend payments and are equal to preferred shareholders or the lowest level of subordinated debt in terms of claims to the issuer’s assets in the event of liquidation. Preferred Securities issued by real estate investment trusts (“REITs”) are not considered to be securities with a “financial” industry sector classification as determined by the Bloomberg Professional® service, and therefore may be included in the Preferred Securities Index. Preferred Securities may be subject to redemption or call provisions and may include those issued by small- and medium-capitalization companies. As of June 30, 2015, the Preferred Securities Index included 87 U.S.-listed securities of 50 issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Preferred Securities Index by investing in a portfolio of securities that generally replicates the Preferred Securities Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of the date of April 30, 2015, the Preferred Securities Index was concentrated in the real estate industry, and each of the utilities and telecommunications sectors represented a significant portion of the Preferred Securities Index.

The Preferred Securities Index is sponsored by Wells Fargo & Company, which is not affiliated with or sponsored by the Fund or the Adviser. The Index Provider determines the composition of the Preferred Securities Index and relative weightings of the securities in the Preferred Securities Index, and publishes information regarding the market value of the Preferred Securities Index.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of the date of April 30, 2015, the Preferred Securities Index was concentrated in the real estate industry, and each of the utilities and telecommunications sectors represented a significant portion of the Preferred Securities Index.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Preferred Securities Risk. Preferred Securities are essentially contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. If the Fund owns a Preferred Security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income in cash. Further, Preferred Securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred Securities may also permit the issuer to convert Preferred Securities into the issuer’s common stock. Preferred Securities that are convertible to common stock may decline in value if the common stock into which Preferred Securities may be converted declines in value. Preferred Securities are subject to greater credit risk than traditional fixed income securities because the rights of holders of Preferred Securities are subordinated to the rights of the bond and debtholders of an issuer.

Convertible Securities Risk. Convertible securities are subject to risks associated with both fixed income securities and common stocks. Depending on the convertible security’s conversion value, the price of a convertible security will be influenced by interest rates (i.e., its price generally will increase when interest rates fall and decrease when interest rates rise) or will tend to fluctuate directly with the price of the equity security into which the security can be converted.

Credit Risk. Preferred Securities are subject to certain risks associated with fixed income securities, including credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. Preferred Securities are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a Preferred Security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

Interest Rate Risk. Preferred Securities are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a Preferred Security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of Preferred Securities may go down. When the general level of interest rates goes down, the prices of Preferred Securities may go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and may begin to raise rates.

Risk of Subordinated Obligations. Payments under some Preferred Securities may be structurally subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer of Preferred Securities. Claims of creditors of such subsidiaries and associated companies will have priority as to the assets of such subsidiaries and associated companies over the issuer and the Fund, who seek to enforce Preferred Securities. Certain Preferred Securities do not contain any restrictions on the ability of the subsidiaries of the issuers to incur additional unsecured indebtedness.

Call Risk. The Fund may invest in callable Preferred Securities. If interest rates fall, it is possible that issuers of callable Preferred Securities will “call” (or prepay) their securities before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called Preferred Security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Risk of Investing in the Real Estate Industry. Companies in the real estate industry include companies that invest in real estate, such as REITs and real estate management and development companies. To the extent that the Fund continues to be concentrated in the real estate industry, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the real estate industry. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the values of the Fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, fluctuations in rental income and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers.

Risk of Investing in REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like exchange-traded funds (“ETFs”), have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Risk of Investing in the Utilities Sector. To the extent that the utilities sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

Risk of Investing in the Telecommunications Sector. To the extent that the telecommunications sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the telecommunications sector. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of telecommunications products and services due to technological advancement.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small-capitalization and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Index Tracking Risk. The Fund’s return may not match the return of the Preferred Securities Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Preferred Securities Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Preferred Securities Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs are not factored into the return of the Preferred Securities Index. In addition, the Fund may not be able to invest in certain securities included in the Preferred Securities Index, or invest in them in the exact proportions in which they are represented in the Preferred Securities Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Preferred Securities Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Preferred Securities Index is not based on fair value prices), the Fund’s ability to track the Preferred Securities Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Preferred Securities Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Preferred Securities Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Preferred Securities Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Because certain of the Fund’s underlying securities trade in markets that are closed when the NYSE Arca, Inc. (i.e., the exchange that Shares of the Fund trade on) is open, there are likely to be deviations between the current pricing of an underlying security and the closing security’s price (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Preferred Securities Index concentrates in a particular sector or sectors or industry or group of industries. To the extent the Preferred Securities Index continues to be concentrated in the real estate industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with the Fund’s benchmark index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.marketvectorsetfs.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2015 was 0.88%.

Best Quarter:	9.18%	1Q ’14
Worst Quarter:	-1.68%	3Q ’13

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.88%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	9.18%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.68%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Market Vectors Preferred Securities ex Financials ETF | Wells Fargo® Hybrid and Preferred Securities ex Financials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	14.90%
Since Inception		rr_AverageAnnualReturnSinceInception	7.07%
Market Vectors Preferred Securities ex Financials ETF | Market Vectors Preferred Securities ex Financials ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Other Expenses		rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.47%
Fee Waivers and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	256
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 585
Annual Return 2013		rr_AnnualReturn2013	(1.52%)
Annual Return 2014		rr_AnnualReturn2014	14.77%
Past One Year		rr_AverageAnnualReturnYear01	14.77%
Since Inception		rr_AverageAnnualReturnSinceInception	6.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 16, 2012
Market Vectors Preferred Securities ex Financials ETF | Market Vectors Preferred Securities ex Financials ETF | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	12.02%
Since Inception		rr_AverageAnnualReturnSinceInception	4.40%
Market Vectors Preferred Securities ex Financials ETF | Market Vectors Preferred Securities ex Financials ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	8.46%
Since Inception		rr_AverageAnnualReturnSinceInception	4.19%

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund's average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.